Reserves - Summary of tabular form of other reserves (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Foreign currency reserve	$ (845,477)	$ (741,790)
Share-based payments reserve	4,859,131	4,422,666
Other reserves	$ 4,013,654	$ 3,680,876